Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001605803
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2017
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017